Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Investments in Debt Instruments at Fair Value Through Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Financial assets at fair value through other comprehensive income [line items]
Investments in debt instruments at FVTOCI	$ 1,059,712	$ 34,485	$ 1,076,458
Unsecured subordinate corporate bonds [member]
Financial assets at fair value through other comprehensive income [line items]
Investments in debt instruments at FVTOCI	$ 1,059,712	$ 34,485	$ 1,076,458